NET INVESTMENT IN DIRECT FINANCING LEASES	12 Months Ended
Dec. 31, 2012
NET INVESTMENT IN DIRECT FINANCING LEASES [Abstract]
NET INVESTMENT IN DIRECT FINANCING LEASES
15.	NET INVESTMENT IN DIRECT FINANCING LEASES

The Group operates as a lessor in direct financing lease agreements for medical equipment, with hospitals and other companies that engage in ongoing cooperation agreements with hospitals. These leases have remaining terms ranging generally from three to five years.Net investment in direct financing leases is comprised of the following:

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Total minimum lease payments to be received	179,122	321,614	51,623
Initial direct cost	1,758	3,963	636

	180,880	325,577	52,259

Unearned income	(33,797)	(64,581)	(10,366)

Net investment in direct finance leases	147,083	260,996	41,893

Current	49,821	89,451	14,358
Non-current	97,262	171,545	27,535

Total	147,083	260,996	41,893

The future minimum lease payments to be received from such non-cancelable direct financing leases are as follows:

	Future minimum lease payments
	RMB	US$

2013	94,528	15,173
2014	78,771	12,644
2015	72,294	11,604
2016	59,559	9,560
2017	20,425	3,278